4. Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB effective from 2019	12 Months Ended
Dec. 31, 2019
Adoption Of New Standards Amendments To And Interpretations Of Existing Standards Issued By Iasb Effective From 2019
Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB effective from 2019
4.	Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB effective from 2019
4.1.	New and amendments standards and interpretations

In 2019, the Group applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2019. The main new standards adopted are as follows:

Statement	Description	Impact
IFRS 16 – Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal

Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognise most leases on the balance sheet.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Group is the lessor.

See note 4.2
IFRIC 23 - Uncertainty over Income Tax treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

There was no significant impact.
4.2.	IFRS 16 - Leases

The Group adopted IFRS 16 using the full retrospective method of adoption, with the date of application of January 1, 2019. In accordance with the full retrospective method of adoption, the Group applied IFRS 16 at the date of initial application as if it had already been effective at the commencement date of existing lease contracts. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

The Company uses the incremental borrowing rate to discount the lease liabilities. In addition, the lease liabilities include taxes on lease payments and the impact of the significant leasehold improvements amortization period over the estimation of the reasonably certain lease terms. The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group has several lease contracts that include extension and termination options. The Group applies judgment in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination, including significant leasehold improvements on the leased property.

The adjustments arising from adoption of IFRS 16 for each period presented in the consolidated financial statements are detailed as follows:

Balance Sheet	As of January 1, 2017
	As originally reported	IFRS16 effects	As restated

Other current assets	252	(13)	239
Assets held for sale	20,153	3,462	23,615
Total current assets	31,486	3,449	34,935

Deferred income tax and social contribution	174	163	337
Prepaid expenses	45	(26)	19
Property and equipment	9,182	3,935	13,117
Intangible assets	1,908	(61)	1,847
Total noncurrent assets	13,565	4,011	17,576
Total Assets	45,051	7,460	52,511

Borrowings and financing	2,957	(41)	2,916
Lease liability	-	325	325
Other current liabilities	406	(66)	340
Liabilities related to assets held for sale	15,632	3,815	19,447
Total current liabilities	27,582	4,033	31,615

Borrowings and financing	2,912	(174)	2,738
Lease liability	-	4,563	4,563
Provision for losses on investments in associates	36	2	38
Deferred income tax and social contribution	317	(34)	283
Total noncurrent liabilities	5,052	4,357	9,409

Total liabilities	32,634	8,390	41,024

Total Shareholders' equity	12,417	(930)	11,487
Total liabilities and shareholders' equity	45,051	7,460	52,511

Balance Sheet	As of January 1, 2018
	As originally reported	IFRS16 effects	As restated

Other current assets	146	(15)	131
Assets held for sale	22,775	3,888	26,663
Total current assets	33,016	3,873	36,889

Deferred income tax and social contribution	125	127	252
Prepaid expenses	43	(36)	7
Property and equipment	9,138	4,154	13,292
Intangible assets	1,924	(46)	1,878
Total noncurrent assets	14,691	4,199	18,890
Total Assets	47,707	8,072	55,779

Borrowings and financing	1,251	(51)	1,200
Lease liability	-	445	445
Other current liabilities	341	(114)	227
Liabilities related to assets held for sale	17,824	4,040	21,864
Total current liabilities	28,992	4,320	33,312

Borrowings and financing	3,337	(144)	3,193
Lease liability	-	4,822	4,822
Provision for losses on investments in associates	195	6	201
Deferred income tax and social contribution	394	(47)	347
Total noncurrent liabilities	5,674	4,637	10,311

Total liabilities	34,666	9,517	43,623

Total Shareholders' equity	13,041	(885)	12,156
Total liabilities and shareholders' equity	47,707	8,072	55,779

Balance Sheet	As of December 31, 2018
	As originally reported	IFRS16 effects	As restated

Other current assets	175	(30)	145
Assets held for sale	24,443	4,244	28,687
Total current assets	36,304	4,214	40,518

Deferred income tax and social contribution	207	91	298
Prepaid expenses	59	(42)	17
Property and equipment	9,650	4,402	14,052
Intangible assets	2,675	143	2,818
Total noncurrent assets	16,545	4,594	21,139
Total Assets	52,849	8,808	61,657

Borrowings and financing	2,016	(35)	1,981
Lease liability	-	507	507
Other current liabilities	423	(134)	289
Liabilities related to assets held for sale	19,412	4,133	23,545
Total current liabilities	32,785	4,471	37,256

Borrowings and financing	3,509	(117)	3,392
Lease liability	-	5,280	5,280
Provision for losses on investments in associates	267	12	279
Deferred income tax and social contribution	581	(58)	523
Total noncurrent liabilities	6,125	5,117	11,242

Total liabilities	38,910	9,588	48,498

Total Shareholders' equity	13,939	(780)	13,159
Total liabilities and shareholders' equity	52,849	8,808	61,657

Statement of Operations	For the year ended December 31, 2017
	As originally reported	IFRS16 effects	As restated

Cost of sales	(33,646)	61	(33,585)
Gross profit	10,988	61	11,049
Operating income (expenses):
Selling expenses	(7,027)	704	(6,323)
General and administrative expenses	(1,032)	6	(1,026)
Depreciation and amortization	(779)	(338)	(1,117)
Other operating expenses, net	(579)	3	(576)
Profit from operations before net financial expenses and share of profit of associates	1,571	436	2,007
Financial expenses, net	(730)	(565)	(1,295)
Share of profit of associates	(89)	(4)	(93)
Income before income tax and social contribution	752	(133)	619
Income tax and social contribution	(297)	35	(262)
Net income from continuing operations	455	(98)	357
Net income (loss) from discontinued operations	356	144	500
Net income for the year	811	46	857
Attributable:
Controlling shareholders – continuing operations	455	(98)	357
Controlling shareholders – discontinued operations	125	25	150
Total of controlling shareholders	580	(73)	507

Non-controlling shareholders – discontinued operations	231	119	350
Total of non-controlling shareholders	231	119	350

Statement of Cash Flows	For the year ended December 31, 2017
	As originally reported	IFRS16 effects	As restated

Net income for the year	811	46	857
Deferred income tax (note 19)	(35)	127	92
Losses (gain) of disposals of property and equipment	247	82	329
Depreciation and amortization	833	396	1,229
Financial charges	947	1,051	1,998
Share of profit (loss) of associates (note 13)	69	4	73
Losses (gain) on lease liability write off	-	(14)	(14)
Other assets	(60)	12	(48)
Other liabilities	148	(59)	89
Payments of borrowings and financing (note 16.2)	(9,785)	93	(9,692)
Payments of lease liability	-	(1,725)	(1,725)

Statement of Operations	For the year ended December 31, 2018
	As originally reported	IFRS16 effects	As restated

Cost of sales	(37,834)	55	(37,779)
Gross profit	11,554	55	11,609
Operating income (expenses):
Selling expenses	(7,297)	744	(6,553)
General and administrative expenses	(1,057)	8	(1,049)
Depreciation and amortization	(840)	(362)	(1,202)
Other operating expenses, net	(216)	13	(203)
Profit from operations before net financial expenses and share of profit of associates	2,144	458	2,602
Share of profit of associates	33	(5)	28
Financial expenses, net	(474)	(587)	(1,061)
Income before income tax and social contribution	1,703	(134)	1,569
Income tax and social contribution	(449)	36	(413)
Net income from continuing operations	1,254	(98)	1,156
Net income (loss) from discontinued operations	(74)	202	128
Net income for the year	1,180	104	1,284
Attributable:
Controlling shareholders – continuing operations	1,254	(98)	1,156
Controlling shareholders – discontinued operations	(61)	54	(7)
Total of controlling s:hareholders	1,193	(44)	1,149

Non-controlling shareholders – discontinued operations	(13)	148	135
Total of non-controlling shareholders	(13)	148	135

Statement of Cash Flows	For the year ended December 31, 2018
	As originally reported	IFRS16 effects	As restated

Net income for the year	1,180	104	1,284
Deferred income tax (note 19)	77	158	235
Losses (gain) of disposals of property and equipment	(40)	57	17
Depreciation and amortization	889	433	1,322
Financial charges	761	969	1,730
Share of profit (loss) of associates (note 13)	(73)	4	(69)
Losses (gain) on lease liability write offs	-	(80)	(80)
Other liabilities	209	(16)	193
Payments of borrowings and financing (note 16.2)	(8,747)	60	(8,687)
Payments of lease liability	-	(1,743)	(1,743)

4.3	New and amended standards and interpretations applied since 2018
i.	IFRS 15 supersedes IAS 11, Construction Contracts, IAS 18, Revenue, and related interpretations and it applies, with limited exceptions, to all revenue arising from contract with customers. IFRS 15 establishes a five-step model to account for revenue arising from contacts with customers and requires that revenue to be recognized at an amount that reflects the consideration to which and entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.

The Group adopted IFRS 15 using the full retrospective method of adoption.

The effect of the adoption of IFRS 15 resulted in the presentation of rebates received from suppliers related to trade marketing as a reduction of cost of sales. These rebates were previously reported as a reduction of marketing expenses and upon adoption of IFRS 15 management determined that the Company does not have any performance obligation associated with the amounts received from the suppliers.

ii.	Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

The Group applied the amendments IFRS 2, Share-based payment, to account for the withholding of income tax associated with the share-based payment to employees. Consequently, the withhold tax was accounted for as a deduction of shareholders’ equity, except to the extent that the payment exceeds the fair value on the date of settlement by the net value of the own equity instruments withheld. As such, the liability related to the withheld liabilities in the amount of R$13 in continuing operations, and R$8 in discontinued operations was reclassified to shareholders equity on the initial date of adoption, i.e. January 1, 2018.

iii.	IFRS 9 - Financial Instruments

IFRS 9 - Financial Instruments, replaces IAS 39, Financial Instruments: Recognition and Measurement, for annual periods beginning on or after January 1, 2018, bringing together all the three aspects of accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

Transition – The Group applied IFRS 9 using full retrospective method, except as described below. The Group concluded on the following matters based on facts and circumstances that existed on the date of initial adoption:

•	Determination of the business model in which a financial asset is held.
•	Designation and cancellation of prior designations of certain financial assets and liabilities measured at FVPL.
•	Determinations of variables related to estimates of impairment.
•	Designation of certain investments in equity instruments not held for trading at FVOCI.

All hedge relationships designated in IAS 39 on December 31, 2017 met the criteria for hedge accounting pursuant to IFRS 9 on January 1, 2018 and are, therefore, considered as continuing hedge relationships. The adoption of IFRS 9 did not have a significant impact on the Group’s accounting policies related to financial liabilities and derivative financial instruments.

4.4.	New and revised standards and interpretations issued and not yet adopted

The Company has not early adopted the following new and revised IFRSs, which have already been issued but not yet in effect, up to the date of the issuance of the Group’s consolidated financial statements:

Accounting pronouncement	Description	Applicable to annual periods beginning on or after
Amendments to IFRS 3: Definition of a Business

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3, Business Combinations, to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.

01/01/2020
Amendments to IAS 1 and IAS 8 - Definition of materiality

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

01/01/2020

These amendments do not have a significant impact on the Group's consolidated financial statements.